Fees Summary	Mar. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 25,610,000
Previously Paid Amount	0.00
Total Fee Amount	3,536.74
Total Offset Amount	0.00
Net Fee	3,536.74
Narrative - Max Aggregate Offering Price	$ 25,610,000
Final Prospectus	true